Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 GBP (£)	May 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Jul. 31, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Borrowings
Upfront fees			£ 141
Interest charge			(226)	£ (189)
Debt to be transferred									£ 3,200
Debt to be transferred, held at period end									2,900
Debt to be transferred, raised after period end						£ 300
Coupon of debt to be transferred, raised after period end						3.875%
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings				6,367					7,441		£ 7,664	£ 6,280
Redemption of debt			£ 400
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings											7,664
Holding company
Borrowings
Borrowings									7,245
Holding company | Continuing and discontinued operations
Borrowings
Borrowings											7,468
Debt before amounts capable of being substituted to M&GPrudential
Borrowings
Borrowings									4,156
Annualised interest of debt	£ (234)
Debt before amounts capable of being substituted to M&GPrudential | Continuing and discontinued operations
Borrowings
Borrowings											4,549
Subordinated debt
Borrowings
Borrowings									3,362
Subordinated debt | Continuing and discontinued operations
Borrowings
Borrowings											3,757
Subordinated debt | Net investment hedge
Borrowings
Notional amount | $								$ 3,725		$ 3,725
Perpetual subordinated Capital Securities (Tier 1)
Borrowings
Borrowings									432
Perpetual subordinated Capital Securities (Tier 1) | Continuing and discontinued operations
Borrowings
Borrowings											£ 431
US$250m 6.75% Notes (Tier 1)
Borrowings
Borrowings									£ 196
Notional amount | $								$ 250		$ 250
Interest rate (as a percent)					6.75%		6.75%	6.75%	6.75%	6.75%	6.75%
US$250m 6.75% Notes (Tier 1) | Continuing and discontinued operations
Borrowings
Borrowings											£ 196
US$300m 6.5% Notes (Tier 1)
Borrowings
Borrowings									£ 236
Notional amount | $								$ 300		$ 300
Interest rate (as a percent)					6.50%		6.50%	6.50%	6.50%	6.50%	6.50%
US$300m 6.5% Notes (Tier 1) | Continuing and discontinued operations
Borrowings
Borrowings											£ 235
US$550m 7.75% Notes (Tier 1)
Borrowings
Notional amount | $								$ 550		$ 550
Interest rate (as a percent)					7.75%		7.75%	7.75%	7.75%	7.75%	7.75%
Perpetual subordinated Capital Securities (Tier 2)
Borrowings
Borrowings									£ 2,481
Perpetual subordinated Capital Securities (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 2,478
US$700m 5.25% Notes (Tier 2)
Borrowings
Borrowings									£ 550
Notional amount | $								$ 700		$ 700
Interest rate (as a percent)					5.25%		5.25%	5.25%	5.25%	5.25%	5.25%
US$700m 5.25% Notes (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 550
US$1,000m 5.25% Notes (Tier 2)
Borrowings
Borrowings									£ 781
Notional amount | $								$ 1,000		$ 1,000
Interest rate (as a percent)					5.25%		5.25%	5.25%	5.25%	5.25%	5.25%
US$1,000m 5.25% Notes (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 780
US$725m 4.375% Notes (Tier 2)
Borrowings
Borrowings									£ 566
Notional amount | $								$ 725		$ 725
Interest rate (as a percent)					4.375%		4.375%	4.375%	4.375%	4.375%	4.375%
US$725m 4.375% Notes (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 565
US$750m 4.875% Notes (Tier 2)
Borrowings
Borrowings									£ 584
Notional amount | $								$ 750		$ 750
Interest rate (as a percent)					4.875%		4.875%	4.875%	4.875%	4.875%	4.875%
US$750m 4.875% Notes (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 583
Subordinated Notes
Borrowings
Borrowings									£ 449
Subordinated Notes | Continuing and discontinued operations
Borrowings
Borrowings											848
20m Medium Term Notes 2023 (Tier 2)
Borrowings
Borrowings									18
Notional amount | €					€ 20		€ 20
20m Medium Term Notes 2023 (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											18
435m 6.125% Notes 2031 (Tier 2)
Borrowings
Borrowings									431
Notional amount									£ 435		£ 435
Interest rate (as a percent)					6.125%		6.125%	6.125%	6.125%	6.125%	6.125%
435m 6.125% Notes 2031 (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 431
400m 11.375% Notes 2039 (Tier 2)
Borrowings
Notional amount									£ 400		£ 400
Redemption of debt		£ 400
Interest rate (as a percent)					11.375%		11.375%	11.375%	11.375%	11.375%	11.375%
400m 11.375% Notes 2039 (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 399
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings									£ 295
Notional amount									£ 300		£ 300
Interest rate (as a percent)					6.875%		6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: 300m 6.875% Bonds 2023 | Continuing and discontinued operations
Borrowings
Borrowings											£ 294
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings									£ 224
Notional amount									£ 250		£ 250
Interest rate (as a percent)					5.875%		5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: 250m 5.875% Bonds 2029 | Continuing and discontinued operations
Borrowings
Borrowings											£ 223
Bank loan
Borrowings
Borrowings									£ 275
Notional amount									£ 275		£ 275
Interest rate basis			12-month GBP LIBOR		12-month GBP LIBOR
Adjustment to interest rate basis (as a percent)					0.33%		0.33%	0.33%	0.33%	0.33%	0.33%
Bank loan | Continuing and discontinued operations
Borrowings
Borrowings											£ 275
Subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019
Borrowings
Borrowings									£ 3,089
Interest charge			£ (85)	£ (35)
Subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019 | Continuing and discontinued operations
Borrowings
Borrowings											2,919
600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055 (Tier 2) and 700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063 (Tier 2)
Borrowings
Upfront fees			£ 141
600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055 (Tier 2)
Borrowings
Borrowings									642
Notional amount									£ 600		£ 600
Interest rate (as a percent)					5.00%		5.56%	5.56%	5.56%	5.00%	5.00%
600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055 (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 591
700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063 (Tier 2)
Borrowings
Borrowings									£ 814
Notional amount									£ 700		£ 700
Interest rate (as a percent)					5.70%		6.34%	6.34%	6.34%	5.70%	5.70%
700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063 (Tier 2) | Continuing and discontinued operations
Borrowings
Borrowings											£ 696
750 million 5.625 per cent tier 2 bonds due 2051
Borrowings
Borrowings									£ 744
Notional amount									£ 750		£ 750
Interest rate (as a percent)					5.625%		5.625%	5.625%	5.625%	5.625%	5.625%
750 million 5.625 per cent tier 2 bonds due 2051 | Continuing and discontinued operations
Borrowings
Borrowings											£ 743
500 million 6.25 per cent tier 2 bonds due 2068
Borrowings
Borrowings									£ 498
Notional amount									£ 500		£ 500
Interest rate (as a percent)					6.25%		6.25%	6.25%	6.25%	6.25%	6.25%
500 million 6.25 per cent tier 2 bonds due 2068 | Continuing and discontinued operations
Borrowings
Borrowings											£ 498
US$500 million 6.5 per cent tier 2 bonds due 2048
Borrowings
Borrowings									£ 391
Notional amount | $								$ 500		$ 500
Interest rate (as a percent)					6.50%		6.50%	6.50%	6.50%	6.50%	6.50%
US$500 million 6.5 per cent tier 2 bonds due 2048 | Continuing and discontinued operations
Borrowings
Borrowings											£ 391
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings									£ 196
Notional amount | $								$ 250		$ 250
Interest rate (as a percent)					8.15%		8.15%	8.15%	8.15%	8.15%	8.15%
Jackson US$250m 8.15% Surplus Notes 2027 | Continuing and discontinued operations
Borrowings
Borrowings											£ 196